Consolidated Statement of Cash Flows	11 Months Ended
Dec. 31, 2023 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (300,176)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest on marketable securities	(966)
Change in fair value of derivative warrant liabilities	(107,800)
Changes in operating assets and liabilities:
Prepaid expenses	21,275
Accounts payable – related party	124,867
Accounts payable and accrued expenses	102,638
Net cash used in operating activities	(160,162)
Cash Flows from Investing Activities:
Investment in marketable securities	(1,120,000)
Net cash used in investing activities	(1,120,000)
Cash Flows from Financing Activities:
Proceeds from reverse capitalization	1,225,222
Capital contribution from Members	12,500
Advances – related party	852
Proceeds from promissory note – related party	103,950
Net cash provided by financing activities	1,342,524
Net increase in cash	62,362
Cash, beginning of period
Cash, end of period	62,362
Non-Cash investing and financing activities:
Liabilities assumed in Business Combination, net	1,672,216
Initial recognition of forward purchase agreement	(2,608,141)
Conversion of units to Class B Common Stock	$ 430